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                   PAINEWEBBER PACE-SM- SELECT ADVISORS TRUST

                                 SUPPLEMENT TO
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 5, 2001

Dear Investor,                                                     April 8, 2002

This is a supplement to the Statement of Additional Information for PaineWebber PACE Select Advisors Trust ("Trust"). The purpose of the supplement is to notify you of (1) changes to the names of the Trust and each of its funds, (2) changes to certain funds' investment policies and related interpretations and
(3) changes to the name of the company that serves as the manager, administrator and principal underwriter for each fund (as well as the investment advisor for PACE Money Market Investments) and the name of a related firm.

1. TRUST AND FUND NAME CHANGES

Effective April 8, 2002, the Trust and each fund will be changing its name as indicated below. All references in the Statement of Additional Information to the Trust's and each fund's name are changed to the new name indicated below.

 FORMER NAME                               NEW NAME
 PAINEWEBBER PACE SELECT ADVISORS TRUST    UBS PACE SELECT ADVISORS TRUST
 --------------------------------------    ------------------------------
 PACE Money Market Investments             UBS PACE Money Market
                                             Investments
 PACE Government Securities Fixed          UBS PACE Government Securities
   Income Investments                        Fixed Income Investments
 PACE Intermediate Fixed Income            UBS PACE Intermediate Fixed
   Investments                               Income Investments
 PACE Strategic Fixed Income               UBS PACE Strategic Fixed
   Investments                               Income Investments
 PACE Municipal Fixed Income               UBS PACE Municipal Fixed
   Investments                               Income Investments
 PACE Global Fixed Income Investments      UBS PACE Global Fixed Income
                                             Investments
 PACE Large Company Value Equity           UBS PACE Large Co Value Equity
   Investments                               Investments
 PACE Large Company Growth Equity          UBS PACE Large Co Growth
   Investments                               Equity
                                             Investments
 PACE Small/Medium Company Value Equity    UBS PACE Small/Medium Co Value
   Investments                               Equity Investments
 PACE Small/Medium Company Growth          UBS PACE Small/Medium Co
   Equity Investments                        Growth Equity Investments
 PACE International Equity Investments     UBS PACE International Equity
                                             Investments
 PACE International Emerging Markets       UBS PACE International
   Equity Investments                        Emerging Markets Equity
                                             Investments

2. CHANGES TO INVESTMENT POLICIES AND RELATED INTERPRETATIONS

The Trust's board approved modifications to certain funds' investment policies as a result of a new rule promulgated by the Securities and Exchange Commission. This rule generally requires a fund with a name suggesting that it focuses on a particular type of investment (E.G., a fund calling itself the ABC Stock Fund, the XYZ Bond Fund, or the QRS U.S. Government Fund) to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the type of investment suggested by its name. The changes to the investment policies become effective on April 8, 2002. These changes are not expected to affect materially portfolio management.

Each fund (other than UBS PACE Municipal Fixed Income Investments) has adopted these changes as "non-fundamental" policies. This means that these investment policies may be changed by the Trust's board without shareholder approval. However, each of these funds has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy. The 80% policy adopted for UBS PACE Municipal Fixed Income Investments is a "fundamental" investment policy; this fund may not deviate from this 80% policy without shareholder approval.

                                                                   Item # ZS-126
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For convenience of presentation, the funds have not repeated the above noted
parenthetical regarding borrowings each time a percentage test is recited; however, the funds will interpret these new policies as if the following phrase appeared immediately after the words "net assets": "(plus the amount of any borrowing for investment purposes)." If subsequent to an investment, a fund's 80% policy is no longer met (E.G., a fund receives a very large influx of cash to invest from new shareholders), then under normal circumstances, the fund's future investments would be made in a manner that would bring the fund's investments back in line with the 80% threshold.

Accordingly, the changes detailed in Items I through XI below are being made to the discussion of the indicated fund's investment policies in the section captioned "THE FUNDS AND THEIR INVESTMENT POLICIES" which is found at the beginning of the Statement of Additional Information. In addition, a clarification of an existing policy is provided in Item XII below.

I. UBS PACE GOVERNMENT SECURITIES FIXED INCOME INVESTMENTS.

    A. On page 3, the fourth, fifth and sixth sentences of the first paragraph in the section for this fund are replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in government fixed income securities. Government fixed income securities include U.S. government bonds, including those backed by mortgages, and related repurchase agreements. The fund may invest up to 20% of its net assets in corporate bonds, including mortgage- and asset-backed securities of private issuers. These investments are limited to bonds that are rated at least A by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), except that the fund may not acquire a bond if, as a result, more than 20% of its net assets would be invested in bonds rated below AAA or if more than 10% of its net assets would be invested in bonds rated A.

    B. On page 3, the reference to "65%" in the third sentence of the second paragraph in this section is replaced with "80%."

II. UBS PACE INTERMEDIATE FIXED INCOME INVESTMENTS. On page 4, the fourth sentence of the first paragraph in the section for this fund is replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in fixed income securities. Such investments may include U.S. government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities) and corporate bonds (including mortgage- and asset-backed securities of private issuers, Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds).

III. UBS PACE STRATEGIC FIXED INCOME INVESTMENTS. On page 4, the fourth and fifth sentences of the first paragraph in the section for this fund are replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in fixed income securities. Such investments may include U.S. government bonds, bonds (including convertible bonds) of U.S. and foreign private issuers, foreign government bonds (including bonds issued by supranational and quasi-governmental entities), foreign currency exchange-related securities, loan participations and assignments and money market instruments (including commercial paper and certificates of deposit).

IV. UBS PACE MUNICIPAL FIXED INCOME INVESTMENTS.

    A. On page 5, the third sentence of the first paragraph in the section for this fund is replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in municipal fixed income investments, the income from which is exempt from regular federal income taxes.

    B. On page 5, the sixth sentence of the third paragraph in this section is replaced with the following:

            Under normal circumstances, the fund may invest only up to 20% of its net assets in certain taxable securities to maintain liquidity.

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V. UBS PACE GLOBAL FIXED INCOME INVESTMENTS. On page 5, the seventh sentence of the first paragraph in the section for this fund is replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in fixed income securities. Such investments may include U.S. government bonds, foreign government bonds (including bonds issued by supranational organizations and quasi-governmental entities) and bonds of U.S. or foreign private issuers.

VI. UBS PACE LARGE CO VALUE EQUITY INVESTMENTS.

    A. On page 6, the fifth and sixth sentences of the first paragraph in the section for this fund are replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization of $6.0 billion or greater at the time of purchase.

    B. On page 6, the reference to "65%" in the second sentence of the third paragraph in this section is replaced with "80%."

VII. UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS.

    A. On page 6, the sixth sentence of the first paragraph in the section for this fund is replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization of $6.0 billion or greater at the time of purchase.

    B. On page 7, the reference to "65%" in the first sentence of the second paragraph in this section is replaced with "80%."

VIII. UBS PACE SMALL/MEDIUM CO VALUE EQUITY INVESTMENTS.

    A. On page 7, the fifth sentence of the first paragraph in the section for this fund is replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization of less than $6.0 billion at the time of purchase.

    B. On page 7, the last sentence of the first paragraph in this section is replaced with the following:

            Under normal circumstances, the fund may invest only up to 20% of its net assets in U.S. government bonds and investment grade corporate bonds.

IX. UBS PACE SMALL/MEDIUM CO GROWTH EQUITY INVESTMENTS. On page 7, the sixth and seventh sentences of the first paragraph in the section for this fund are replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization of less than $6.0 billion at the time of purchase. Under normal circumstances, the fund may invest only up to 20% of its net assets in U.S. government bonds and investment grade corporate bonds.

X. UBS PACE INTERNATIONAL EQUITY INVESTMENTS.

    A. On page 8, the fourth sentence of the first paragraph in the section for this fund is replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in equity securities. Such investments may include common stocks, which may or may not pay dividends, and securities convertible into common stocks, of companies domiciled outside the United States.

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    B. On page 8, the last sentence of the second paragraph in this section is replaced with the following:

            Under normal circumstances, the fund may invest only up to 20% of its net assets in U.S. government bonds and investment grade bonds of U.S. and foreign issuers.

XI. UBS PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS.

    A. On page 8, the third sentence of the first paragraph in the section for this fund is replaced with the following:

            Under normal circumstances, the fund invests at least 80% of its net assets in equity securities that are tied economically to emerging market countries. Such investments may include equity securities issued by companies domiciled in emerging market countries.

    B. On page 9, in the first full paragraph, the first sentence is replaced with the following:

            Under normal circumstances, the fund may invest only up to 20% of its net assets in bonds, including U.S. government bonds, foreign government bonds and bonds of private U.S. and foreign issuers, including convertible bonds.

XII. UBS PACE LARGE CO VALUE EQUITY INVESTMENTS, UBS PACE LARGE CO GROWTH EQUITY INVESTMENTS AND UBS PACE SMALL/MEDIUM CO GROWTH EQUITY INVESTMENTS. In addition to the above noted changes to investment policies, these funds will interpret an existing investment policy as noted below. Each fund is subject to a percentage limitation on investments in U.S. dollar denominated foreign securities that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Each fund interprets the phrase "foreign securities" for the purpose of this restriction as follows:

            "Foreign securities" generally means securities which are issued by a company that is organized under the laws of a country other than the United States where the principal trading market for the issuer's securities is in a country other than the United States.

3. NAME CHANGES -- MANAGER, ADMINISTRATOR AND PRINCIPAL UNDERWRITER (AND THE INVESTMENT ADVISOR FOR PACE MONEY MARKET INVESTMENTS) AND A RELATED FIRM

Effective April 8, 2002, Brinson Advisors, Inc., the funds' manager, administrator and principal underwriter (and the investment advisor for PACE Money Market Investments) has changed its name to "UBS Global Asset Management
(US) Inc." All references in the Statement of Additional Information to "Brinson Advisors, Inc." are replaced with "UBS Global Asset Management (US) Inc." References to "Brinson Advisors" are replaced with "UBS Global AM."

Also effective April 8, 2002, the name of Brinson Partners, Inc., an affiliate of UBS Global Asset Management (US) Inc., was changed to "UBS Global Asset Management (Americas) Inc." Any references in the Statement of Additional Information to "Brinson Partners, Inc." are replaced with "UBS Global Asset Management (Americas) Inc." References to "Brinson Partners" are replaced with "UBS Global AM (Americas)."

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